Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued Expenses And Other Liabilities [Abstract]
Funds payable to institutional funding partners	[1]	¥ 415,033		¥ 361,214
Accrued marketing expense		241,139		262,016
Accrued collection service fee		37,139		41,213
Accrued technical services expense		30,079		58,460
Accrued payment channel expenses		34,577		33,872
Accrued professional service fee		26,028		28,734
Payable to platform users		78,766		78,766
Others		79,004		44,433
Total accrued expenses and other liabilities		¥ 941,765	$ 132,645	¥ 908,708

[1]	The balance of payable mainly includes funds received from borrowers but not yet transferred to the institutional funding partners due to the settlement time lag.